Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total	Summary Compensation	Compensation Actually Paid	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	for CEO - Dennis Zember ($)(1)	Table Total for CEO - Joe A. Shearin ($)(2)	to CEO - Dennis Zember ($)(1)(7)	Actually Paid to CEO - Joe A. Shearin ($)(2)(7)	Table Total for Non-CEO NEOs ($)(3)	Actually Paid to Non-CEO NEOs ($)(3)(7)	TSR	Peer Group TSR(4)	Net Income (loss) ($)(5)	Loan Growth (%)(6)
2024	788,439	-	1,265,659	-	372,890	354,449	85	111	(16,205)	(4.3)
2023	1,196,693	-	1,354,283	-	402,237	436,295	89	95	(7,832)	9.2
2022	1,433,177	-	1,236,551	-	477,995	437,380	80	102	14,148	30.1
2021	1,617,767	-	1,767,008	-	510,044	488,097	98	125	31,113	6.5
2020	1,267,310	2,404,110	778,260	2,231,710	514,564	360,396	77	89	21,581	(2.8)
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2024, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, Marie T. Leibson and Ann-Stanton Gore. For fiscal year 2023, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore. For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.
(4)	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.
(5)	Presented in thousands.
(6)	Represents growth in gross loans held for investment for the period, excluding loans from the Paycheck Protection Program. We determined loan growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-CEO NEOs.
(7)	CAP is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
●	subtracting the amount in the “Stock Awards” column of the SCT for such year,
●	adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year,
●	adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year,
●	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
●	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
●	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
●	adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2024	2023	2022	2021

SCT Total Compensation	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$1,265,659	$1,354,283	$1,236,551	$1,767,008

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2024	2023	2022	2021

SCT Total Compensation	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$354,449	$436,295	$437,380	$488,097

Company Selected Measure Name	LoanGrowth
Named Executive Officers, Footnote
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2024, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, Marie T. Leibson and Ann-Stanton Gore. For fiscal year 2023, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore. For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.

Peer Group Issuers, Footnote	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2024	2023	2022	2021

SCT Total Compensation	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$1,265,659	$1,354,283	$1,236,551	$1,767,008

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2024	2023	2022	2021

SCT Total Compensation	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$354,449	$436,295	$437,380	$488,097

Non-PEO NEO Average Total Compensation Amount	$ 372,890	$ 402,237	$ 477,995	$ 510,044	$ 514,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 354,449	436,295	437,380	488,097	360,396
Adjustment to Non-PEO NEO Compensation Footnote

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2024	2023	2022	2021

SCT Total Compensation	$788,439	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	—	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	524,700	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	(49,000)	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	(480)	360	(31,696)	95,620
Dividends on Unvested Equity Awards	2,000	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$1,265,659	$1,354,283	$1,236,551	$1,767,008

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2024	2023	2022	2021

SCT Total Compensation	$372,890	$402,237	$477,995	$510,044
SCT Stock Awards	—	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	—	126,600	92,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	(17,763)	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(1,656)	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	976	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—	—
Service Cost & Prior Service Cost	—	—	—	—
CAP	$354,449	$436,295	$437,380	$488,097

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Required Tabular Disclosure of Most Important Measures (Unranked) to Determine 2024 CAP

Net Income
Deposit Growth
Gross Loan Growth
Growth in Bank Operating Expenses

Total Shareholder Return Amount	$ 85	89	80	98	77
Peer Group Total Shareholder Return Amount	111	95	102	125	89
Net Income (Loss)	$ (16,205)	$ (7,832)	$ 14,148	$ 31,113	$ 21,581
Company Selected Measure Amount	(4.3)	9.2	30.1	6.5	(2.8)
PEO Name	Mr. Zember
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Deposit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Growth in Bank Operating Expenses
Dennis J Zember Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 788,439	$ 1,196,693	$ 1,433,177	$ 1,617,767	$ 1,267,310
PEO Actually Paid Compensation Amount	1,265,659	1,354,283	1,236,551	1,767,008	778,260
Joe A Shearin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,404,110
PEO Actually Paid Compensation Amount					2,231,710
PEO | Dennis J Zember Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(459,000)	(498,102)	(631,575)
PEO | Dennis J Zember Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,700	569,700	498,944	631,996
PEO | Dennis J Zember Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,000)	42,930	(170,972)	46,400
PEO | Dennis J Zember Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480)	360	(31,696)	95,620
PEO | Dennis J Zember Jr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000	3,600	5,200	6,800
PEO | Joe A Shearin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(159,300)
PEO | Joe A Shearin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,900)
PEO | Joe A Shearin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 1,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(102,000)	(91,683)	(87,868)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		126,600	92,838	33,773
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,763)	9,275	(34,010)	26,361
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,656)	(1,602)	(11,234)	2,671
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 976	$ 1,785	$ 3,474	$ 3,117